Lease (Details) - Schedule of Reconciles the Undiscounted Cash Flows $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Reconciles the Undiscounted Cash Flows [Abstract]
2024	$ 1,147
2025	965
2026	297
2027	64
Total undiscounted operating lease payments	2,473
Less: imputed interest	(105)
Present value of operating lease liabilities	$ 2,368